9. Income and Social Contribution Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income And Social Contribution Taxes Details 3
Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	R$ 2,392,624	R$ 2,263,134	R$ 2,258,192
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates	R$ (813,492)	R$ (769,466)	R$ (767,785)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses	(105,017)	(57,961)	(70,540)
Nontaxable revenues	19,084	7,561	3,753
Adjustment to estimated income	10,844	14,218	12,926
Interest on equity	(550)	(364)	0
Other adjustments	1,104	7,108	4,874
Income and social contribution taxes before tax incentives	(888,027)	(798,904)	(816,772)
Tax incentives—SUDENE	48,598	98,912	82,436
Income and social contribution taxes in the income statement	(839,429)	(699,992)	(734,336)
Current	(922,458)	(800,497)	(719,523)
Deferred	R$ 83,029	R$ 100,505	R$ (14,813)
Effective IRPJ and CSLL rates	35.00%	30.90%	32.50%